ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

April 24, 2015

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:    Premier Multi-Series VIT (Registration Nos. 333-182079 and 811-22712)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated April 27, 2015, for shares of RCM Dynamic Multi-Asset Plus VIT Portfolio, a series of the Trust (the “Fund”), do not differ from those contained in the Trust’s most recent amendment to its registration statement with respect to the Fund on file with the Commission; and

2. the text of the Trust’s most recent amendment to its registration statement with respect to the Fund was filed electronically with the Commission on April 1, 2015 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 235-4636 with any questions or comments regarding this matter.

Kind regards,

/s/ Jessica L. Reece

Jessica L. Reece, Esq.

cc:	Julian Sluyters
Thomas J. Fuccillo, Esq.
Wayne Miao, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Justin Hebenstreit, Esq.